Earnings/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	$ 29,634	$ (20,010)	$ 53,063	$ (31,798)	$ (117,455)
Weighted average number of ordinary shares for basic and diluted earnings per share	197,971,371	176,584,343	197,971,371	176,584,343	183,521,938
Earnings/(loss) per share:
Loss attributable to ordinary equity holders of the parent, US$	$ 0.15	$ (0.11)	$ 0.27	$ (0.18)	$ (0.64)	$ 0.00	$ (0.20)
As previously reported
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year net of tax attributable to ordinary equity holders of the parent for basic earnings						$ 668	$ (33,706)
Weighted average number of ordinary shares for basic and diluted earnings per share						176,584,343	176,584,343
Earnings/(loss) per share:
Loss attributable to ordinary equity holders of the parent, US$						$ 0.00	$ (0.19)
Restated
Disclosure of comparative information prepared under previous GAAP [line items]
Loss for the year net of tax attributable to ordinary equity holders of the parent for basic earnings						$ (751)	$ (35,526)
Weighted average number of ordinary shares for basic and diluted earnings per share						176,584,343	176,584,343
Earnings/(loss) per share:
Loss attributable to ordinary equity holders of the parent, US$						$ 0.00	$ (0.20)